Consolidated Statement of Changes In Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock Class A common stock	Common Stock Class B common stock	Treasury Stock	Additional Paid-in-Capital	Retained Earnings	Non-controlling Interest	Total
Balance at Dec. 31, 2013	$ 13	$ 37		$ 173,169	$ (2,186)	$ 453,091	$ 624,124
Balance (in shares) at Dec. 31, 2013	12,500	36,836
Increase (Decrease) Stockholders' equity
Vested restricted shares (in shares)	27
Stock-compensation expense				2,707			2,707
Exchange of Class B shares for Class A shares (in shares)	23	(23)
Treasury Stock			(358)				(358)
Treasury Stock (in shares)	(23)		23
Net income					9,555	42,879	52,434
Balance at Sep. 30, 2014	$ 13	$ 37	$ (358)	$ 175,876	$ 7,369	$ 495,970	$ 678,907
Balance (in shares) at Sep. 30, 2014	12,527	36,813	23